Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income for the year	$ 24,995	$ 36,755	$ 19,986
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity	(3,574)	(1,583)	5,169
Deferred income tax	271	212	(1,340)
Actuarial gains (losses) on defined benefit pension plans, net	(3,303)	(1,371)	3,829
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	4,554	5,223	(3,949)
Reclassified to the statement of income	3,763	4,871	4,585
Deferred income tax	(2,830)	(3,432)	(215)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	5,487	6,662	421
Translation adjustments (1)
Recognized in equity	1,186	975	(1,314)
Reclassified to the statement of income			41
Translation adjustments	1,186	975	(1,273)
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	267	219	22
Other comprehensive income (loss)	3,637	6,485	2,999
Total comprehensive income	28,632	43,240	22,985
Comprehensive income attributable to shareholders of Petrobras	28,502	43,084	22,961
Comprehensive income attributable to non-controlling interests	$ 130	$ 156	$ 24